UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam High Yield Fund

The fund's portfolio
2/28/18 (Unaudited)

CORPORATE BONDS AND NOTES (89.5%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			$3,289,000	$3,420,560

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			760,000	771,400

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			1,824,000	1,844,520

				6,036,480
Automotive (0.4%)

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			2,365,000	2,282,225

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			3,680,000	3,790,400

				6,072,625
Broadcasting (2.7%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			3,912,000	4,028,578

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			1,735,000	1,730,663

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			4,650,000	4,766,250

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			2,385,000	2,364,131

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			2,705,000	2,136,950

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			7,290,000	7,340,082

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			6,145,000	6,237,175

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			2,310,000	2,413,950

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			4,868,000	4,734,130

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			1,420,000	1,349,000

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			1,705,000	1,739,100

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			1,754,000	1,620,258

				40,460,267
Building materials (1.5%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			2,909,000	3,032,633

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			1,600,000	1,552,000

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			1,830,000	1,788,825

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			3,019,000	3,120,891

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			1,760,000	1,859,000

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			3,355,000	3,430,488

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			2,185,000	2,165,881

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			230,000	220,800

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25			5,361,000	5,508,428

				22,678,946
Capital goods (6.6%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			5,875,000	5,992,500

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			2,520,000	2,554,650

ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)			1,220,000	1,265,750

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			4,350,000	4,654,500

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			2,540,000	2,603,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,985,000	3,126,788

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			4,839,000	4,899,488

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23			995,000	1,016,144

Berry Global, Inc. 144A notes 4.50%, 2/15/26			1,135,000	1,103,788

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			5,132,000	5,625,955

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			1,500,000	1,558,125

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			4,466,000	4,890,270

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			2,482,000	2,817,070

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			3,281,000	3,235,886

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			3,305,000	3,362,838

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			1,505,000	1,503,119

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			4,840,000	5,033,600

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			3,320,000	4,189,478

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			4,306,000	4,779,660

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			3,800,000	3,790,500

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			2,267,000	2,364,028

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			2,505,000	2,467,425

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			2,455,000	2,517,603

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			2,131,000	2,194,930

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			2,288,000	2,247,960

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			2,412,000	2,556,720

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			2,000,000	2,050,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			4,058,000	4,149,305

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			1,291,000	1,331,344

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			2,770,000	2,742,300

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			1,626,000	1,609,740

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			2,281,000	2,292,405

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			4,120,000	4,171,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			414,000	425,903

				101,124,772
Chemicals (4.3%)

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			4,610,000	4,656,100

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			2,130,000	2,140,650

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			2,510,000	2,911,600

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			3,140,000	2,857,400

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			2,324,000	2,329,810

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			1,781,000	1,919,028

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			845,000	888,306

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			5,325,000	5,218,500

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			4,115,000	4,171,581

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			4,644,000	5,090,985

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			1,851,000	1,809,353

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			2,624,000	2,932,320

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			2,575,000	2,658,688

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			2,533,000	2,476,008

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			2,007,000	1,981,913

Olin Corp. sr. unsec. bonds 5.00%, 2/1/30			1,615,000	1,558,475

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			5,525,000	5,497,375

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			1,290,000	1,323,863

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)			1,460,000	1,438,100

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			2,200,000	2,224,750

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			1,215,000	1,205,888

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			2,476,000	2,571,945

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			3,050,000	3,103,375

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			2,149,000	2,256,450

				65,222,463
Coal (0.1%)

Murray Energy Corp. 144A notes 11.25%, 4/15/21			3,229,000	1,420,760

				1,420,760
Commercial and consumer services (1.0%)

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			2,325,000	2,383,125

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			3,865,000	4,159,706

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			3,573,000	3,653,393

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			675,000	654,750

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			4,020,000	4,050,150

				14,901,124
Communication services (9.0%)

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			1,755,000	1,735,256

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			5,505,000	5,140,294

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			2,335,000	2,066,475

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			470,000	499,469

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			2,018,000	2,048,270

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			2,040,000	2,040,000

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			5,488,000	5,666,360

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			1,799,000	1,821,488

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			4,130,000	4,207,438

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			3,085,000	3,285,525

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,060,000	3,041,854

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			2,122,000	2,114,043

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			6,526,000	6,740,053

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			2,790,000	2,721,994

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			5,465,000	5,260,063

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			1,050,000	1,105,125

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			6,940,000	7,755,450

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			4,770,000	4,459,950

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			2,410,000	2,259,375

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			983,000	770,426

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			2,882,000	2,460,508

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			546,000	495,836

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			7,506,000	7,111,935

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,924,000	2,270,320

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			715,000	740,025

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			3,395,000	3,277,194

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			4,140,000	4,031,325

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			1,180,000	1,100,350

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			4,928,000	4,706,240

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			370,000	387,575

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			976,000	1,012,600

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			10,670,000	11,043,450

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			7,715,000	8,062,175

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			2,067,188	2,072,355

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			5,440,000	5,739,200

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			2,355,000	2,407,988

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			2,750,000	2,682,295

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			1,145,000	1,123,531

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			1,800,000	1,887,750

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			2,728,000	2,809,840

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			2,355,000	2,375,912

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)			2,501,000	2,457,233

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			3,454,000	2,020,590

				137,015,135
Construction (3.1%)

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			3,589,000	3,580,028

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			3,665,000	3,574,475

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			4,865,000	5,187,306

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			5,385,000	5,465,775

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			5,320,000	5,413,100

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			3,580,000	3,741,100

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			850,000	896,750

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			1,215,000	1,260,563

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,714,000	1,765,420

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)			2,260,000	2,237,400

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			2,851,000	3,029,188

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			3,716,000	3,660,260

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			2,355,000	2,449,200

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			5,146,000	5,197,460

				47,458,025
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			2,195,000	2,260,850

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			230,000	237,475

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			2,020,000	2,115,950

				4,614,275
Consumer staples (6.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			3,745,000	3,651,375

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,565,000	1,574,781

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			2,685,000	2,564,175

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			3,352,000	3,452,560

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			2,930,000	2,827,450

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			2,370,000	2,319,638

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			5,810,000	6,282,063

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			5,195,000	5,363,838

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			4,685,000	4,544,450

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			9,339,000	9,650,269

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			4,160,000	4,066,400

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	2,910,000	3,456,653

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$2,557,000	1,732,368

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			4,995,000	5,257,238

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			6,930,000	7,103,250

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			2,690,000	2,676,550

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			2,765,000	2,799,563

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			2,765,000	2,792,650

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			1,780,000	1,739,950

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			3,385,000	3,385,000

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			861,000	865,305

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			2,845,000	2,867,049

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			2,520,000	2,475,900

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			5,594,000	3,845,875

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			1,086,000	876,945

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			2,609,000	2,622,045

				90,793,340
Energy (oil field) (1.2%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			2,430,000	2,418,579

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			2,168,000	2,048,760

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			3,795,000	3,621,853

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			1,219,000	1,243,380

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			2,490,000	2,589,600

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			2,190,000	219

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			4,230,000	423

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			2,521,000	2,435,916

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			1,240,000	1,221,400

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			3,528,000	3,492,720

				19,072,850
Entertainment (2.3%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			1,293,000	1,257,443

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			2,077,000	2,006,901

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			1,060,000	1,069,275

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			2,885,000	2,805,663

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			1,834,000	1,822,538

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			7,870,000	7,707,681

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			2,375,000	2,422,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,795,000	1,853,338

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			1,590,000	1,580,063

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			1,750,000	1,791,563

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			1,662,000	1,711,860

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			4,635,000	4,652,381

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			5,165,000	5,152,552

				35,833,758
Financials (7.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			3,730,000	3,743,988

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			2,824,000	2,936,960

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			9,237,000	11,453,880

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			2,865,000	2,986,763

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			3,337,000	4,504,950

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			2,000,000	2,020,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			1,010,000	1,078,175

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			635,000	696,246

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			4,790,000	4,933,700

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			2,111,000	2,176,969

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			4,425,000	4,336,500

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			3,190,000	3,237,850

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			1,685,000	1,760,825

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			560,000	562,800

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			3,350,000	3,521,688

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			1,812,000	2,372,814

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			4,490,000	4,478,775

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			3,313,000	3,395,825

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			2,044,000	2,174,305

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			1,020,000	1,021,275

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			4,303,000	4,437,469

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			2,045,000	2,085,900

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			1,985,000	2,014,775

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			558,000	568,881

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			1,757,000	1,757,000

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			221,000	177,629

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			1,265,000	1,271,325

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			1,215,000	1,193,738

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			709,000	880,933

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	1,030,000	2,615,198

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$793,000	869,326

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			4,395,000	4,449,938

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			1,370,000	1,417,265

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			1,100,000	1,039,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			1,087,000	1,110,784

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			2,232,000	2,310,120

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			3,705,000	3,788,363

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			4,870,000	6,257,950

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			1,800,000	1,887,120

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			1,210,000	1,318,900

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			2,190,000	2,244,750

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			3,010,000	2,912,175

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			2,583,000	2,647,575

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			3,089,000	2,957,718

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			3,092,000	3,130,650

				118,739,270
Forest products and packaging (2.7%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			6,541,000	6,737,230

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			4,435,000	4,534,788

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			6,065,000	6,262,113

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			225,000	223,031

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			1,590,000	1,566,150

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			3,804,000	3,851,550

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			5,383,000	5,423,373

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			1,135,000	1,200,263

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			3,650,000	3,823,375

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			1,820,000	1,810,900

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			4,678,000	5,619,448

				41,052,221
Gaming and lottery (3.5%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			3,385,000	3,571,175

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			1,095,000	1,151,119

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			4,480,000	4,379,200

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,582,000	1,672,965

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	5,154,000	4,139,025

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			$6,830,000	7,478,850

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			6,866,000	7,154,166

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			1,150,000	1,229,063

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			2,320,000	2,302,600

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			5,220,000	4,932,900

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			10,239,000	11,109,315

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			4,977,000	4,889,903

				54,010,281
Health care (6.7%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			5,170,000	4,898,575

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			4,233,000	4,021,350

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			1,755,000	1,636,538

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			3,320,000	3,486,000

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			911,000	905,876

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			2,785,000	2,831,997

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			3,020,000	2,748,200

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			8,701,000	5,677,403

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			2,578,000	2,178,410

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			4,400,000	385,000

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			875,000	627,813

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			5,845,000	4,383,750

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			2,248,000	1,680,380

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			2,970,000	3,044,250

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			6,380,000	6,300,250

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			1,115,000	1,237,650

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			3,735,000	3,753,675

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			1,996,000	2,250,490

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			3,215,000	2,588,075

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			2,395,000	2,383,025

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			670,000	641,525

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			6,020,000	5,974,850

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			4,229,000	4,321,509

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			905,000	884,638

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			4,080,000	4,207,092

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			2,030,000	2,060,450

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			3,585,000	3,728,364

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			1,743,000	1,838,865

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			885,000	875,597

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			2,345,000	2,356,725

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			5,525,000	4,848,188

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			3,930,000	3,492,788

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			1,060,000	1,001,700

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			1,740,000	1,539,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			1,007,000	1,004,483

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			3,475,000	3,657,438

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			1,155,000	1,201,200

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			1,615,000	1,634,574

				102,288,593
Homebuilding (1.7%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			4,130,000	4,205,166

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			1,750,000	1,804,688

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			4,400,000	4,339,500

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			1,815,000	1,928,438

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			820,000	859,975

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			2,195,000	2,296,519

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			5,446,000	6,548,815

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			710,000	722,425

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			2,941,000	3,029,230

				25,734,756
Lodging/Tourism (1.4%)

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			5,095,000	5,496,231

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			3,725,000	4,036,969

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			3,680,000	3,680,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			945,000	1,020,600

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			2,680,000	2,519,200

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			4,355,000	4,326,650

				21,079,650
Media (0.5%)

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			1,840,000	1,837,130

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			2,351,000	2,377,449

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			2,566,000	2,601,283

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			775,000	775,000

				7,590,862
Metals (4.9%)

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			1,645,000	1,612,100

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			1,812,000	1,970,550

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			1,385,000	1,410,969

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,909,000	2,102,286

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)			3,392,000	4,188,102

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			4,420,000	4,674,150

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			1,925,000	1,944,250

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			2,104,000	2,117,150

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			1,685,000	1,739,763

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			5,570,000	5,737,100

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			790,000	819,625

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			799,000	822,970

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			2,580,000	2,567,100

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.50%, 3/1/24 (Canada)			1,435,000	1,426,031

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			2,505,000	2,699,138

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			1,520,000	1,569,400

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			2,610,000	2,838,375

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			1,627,000	1,811,420

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			1,982,000	2,031,550

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			990,000	1,024,650

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22			1,290,000	1,325,475

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			5,363,000	5,403,223

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			3,515,000	3,629,238

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			3,562,000	3,722,290

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			1,375,000	1,402,500

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			930,000	899,775

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			1,520,000	1,573,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,150,000	1,174,438

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			1,340,000	1,360,100

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			1,180,000	1,153,450

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			480,000	534,000

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			3,235,000	3,372,488

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			3,552,000	3,907,200

				74,564,056
Oil and gas (10.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			3,365,000	3,583,725

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			1,210,000	1,240,250

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			2,159,000	2,207,578

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			1,350,000	1,361,813

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			1,774,000	1,889,310

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			1,135,000	1,066,900

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			2,113,000	1,933,395

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			1,672,000	1,325,060

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			2,275,000	2,616,250

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			5,987,000	6,331,253

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			2,705,000	2,735,431

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			2,298,000	2,102,670

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			1,807,000	1,922,196

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			1,131,000	1,084,346

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			3,006,000	2,968,425

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			4,069,000	3,916,413

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			1,795,000	1,743,394

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			750,000	761,250

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			2,415,000	2,439,150

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			4,302,000	4,366,530

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			2,990,000	2,930,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			1,930,000	1,601,900

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			3,074,000	3,143,165

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			5,030,000	5,030,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			1,355,000	1,338,063

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			4,415,000	4,415,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			1,615,000	1,598,850

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			7,120,000	6,853,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			1,334,000	1,233,950

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			3,112,000	2,295,100

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			1,935,000	1,330,313

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			1,068,000	1,100,040

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			3,415,000	3,346,700

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			3,860,000	3,860,000

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			3,675,000	3,766,875

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			2,700,000	2,639,844

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			2,196,000	2,086,200

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			537,000	457,793

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			985,000	844,638

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			2,255,000	2,212,719

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			3,137,000	3,293,850

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24			1,333,000	1,402,983

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			2,481,000	2,561,633

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			3,426,000	3,130,508

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			1,135,000	1,140,675

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			715,000	731,088

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			2,637,000	2,701,277

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			2,545,000	2,503,644

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23			1,920,000	1,876,800

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			2,785,000	2,847,663

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			1,765,000	1,707,638

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			2,315,000	2,280,275

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			2,205,000	2,166,413

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			1,000,000	1,042,500

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			3,126,000	3,172,890

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			2,713,000	2,550,220

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			735,000	738,675

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			410,000	414,100

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			331,000	334,310

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			2,290,000	2,295,725

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			2,015,000	2,015,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25			1,010,000	1,007,465

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			6,040,000	5,866,350

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			1,431,000	1,427,423

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			1,785,000	1,820,700

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			1,300,000	1,709,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			1,406,000	1,738,168

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			1,039,000	1,176,668

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			3,410,000	3,648,700

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,085,000	2,163,188

				161,145,718
Publishing (0.2%)

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			3,180,000	3,279,375

				3,279,375
Retail (1.4%)

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			3,110,000	3,078,900

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			3,226,000	2,266,265

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			2,314,975	1,307,961

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			3,185,000	1,926,925

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			4,260,000	4,377,150

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			1,955,000	1,950,113

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			2,570,000	2,576,425

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			1,255,000	799,937

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			2,474,000	2,474,000

				20,757,676
Technology (5.2%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			8,845,000	—

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			7,988,000	8,597,085

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			3,360,000	3,539,720

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			745,000	761,763

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			3,787,000	3,981,084

First Data Corp. 144A notes 5.75%, 1/15/24			5,386,000	5,480,255

First Data Corp. 144A sr. notes 5.375%, 8/15/23			1,935,000	1,968,688

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			7,999,000	8,330,239

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			6,922,000	7,043,135

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			4,885,000	4,994,913

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			1,305,000	1,243,404

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			4,491,000	4,232,768

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			1,933,000	1,981,325

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			4,085,000	4,095,213

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			7,920,000	8,892,576

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			4,108,000	4,138,810

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			5,563,000	5,535,185

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			3,695,000	3,722,713

				78,538,876
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			2,165,000	2,143,350

				2,143,350
Tire and rubber (0.4%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			5,366,000	5,587,991

				5,587,991
Transportation (0.3%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			4,456,000	4,567,400

				4,567,400
Utilities and power (3.2%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			5,201,000	5,331,025

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			1,610,000	1,628,113

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			1,320,000	1,336,500

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			3,607,000	3,958,683

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			5,017,000	4,703,438

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			1,824,000	1,769,280

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			920,000	936,100

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			4,677,000	4,965,435

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			3,360,000	3,540,600

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			4,221,000	4,537,575

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			1,630,000	1,784,850

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			2,097,000	2,222,820

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			1,343,000	1,390,005

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (In default)(NON)			2,025,000	1,073,250

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)			1,430,000	757,900

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			1,120,000	932,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			2,540,000	2,708,275

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			4,160,000	4,295,200

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			1,125,000	1,108,125

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			1,345,000	10,088

				48,989,662

Total corporate bonds and notes (cost $1,365,082,423)				$1,362,774,557

SENIOR LOANS (4.6%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.554%, 7/2/22			$2,073,810	$1,652,136

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 4/21/24			1,765,274	1,771,012

Asurion, LLC bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.648%, 8/4/25			2,855,000	2,929,944

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.338%, 12/15/24			5,375,000	5,394,194

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.996%, 6/21/24			3,822,575	3,848,591

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.34%, 11/17/22			3,200,000	3,252,000

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.65%, 3/24/25			1,212,100	1,233,312

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.398%, 3/30/25			1,387,000	1,409,539

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.954%, 8/23/21			1,750,000	1,855,000

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24			1,401,568	1,410,912

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.648%, 10/25/23			1,869,833	1,754,137

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.414%, 4/16/21			2,918,745	2,908,964

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 10/18/19			899,809	861,729

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.443%, 1/30/19 (In default)(NON)			4,080,000	3,223,200

J. Crew Group, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.22%, 4.49%, 3/5/21			3,769,524	2,582,124

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.654%, 5/16/20			3,019,416	2,974,125

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 10.023%, 11/1/24			2,297,000	2,379,692

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.08%, 11/6/24			5,555,000	5,568,888

New Arclin US Holding Corp. bank term loan FRN BBA LIBOR USD 3 Month + 8.75%, 10.443%, 2/14/25			462,400	466,446

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 5.267%, 2/26/25			2,065,000	2,062,419

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.148%, 9/7/23			5,561,819	4,431,580

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.563%, 2/4/25			—	—

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 8.00%, 9.873%, 2/15/26			1,915,000	1,905,425

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.125%, 8/10/24			1,426,425	1,437,123

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 5.373%, 2/15/25			2,030,000	2,047,763

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.734%, 7/31/22			2,815,000	2,668,386

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 10.148%, 3/19/21			2,088,490	2,025,836

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.148%, 3/19/20			2,223,220	2,175,049

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.85%, 9/27/24			1,815,000	1,827,965

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.58%, 11/15/23			1,244,817	1,251,041

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 9.148%, 8/18/24			745,000	758,503

Total senior loans (cost $71,996,121)				$70,067,035

COMMON STOCKS (1.9%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			4,192,615	$25,156

Ally Financial, Inc.			132,155	3,687,125

Avaya Holdings Corp.(NON)			230,977	4,848,207

Berry Plastics Group, Inc.(NON)			53,820	2,927,808

Caesars Entertainment Corp.(NON)			37,353	474,383

Charter Communications, Inc. Class A(NON)			7,515	2,569,604

CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)			10,782	80,865

CIT Group, Inc.			45,833	2,431,441

Crown Holdings, Inc.(NON)			30,250	1,507,660

Eldorado Resorts, Inc.(NON)			65,250	2,225,025

Gaming and Leisure Properties, Inc.(R)			67,619	2,249,008

Halcon Resources Corp.(NON)			131,989	798,533

Live Nation Entertainment, Inc.(NON)			17,645	790,496

Milagro Oil & Gas, Inc. (Units)(F)			918	74,358

Nine Point Energy			34,556	475,491

SandRidge Energy, Inc.(NON)			48,331	679,534

Seven Generations Energy, Ltd. Class A (Canada)(NON)			92,240	1,078,242

T-Mobile US, Inc.(NON)			25,645	1,554,343

Tervita Corp. Class A (Canada)			2,845	19,400

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			104,590	83,672

Tribune Media Co. Class 1C(F)			297,958	14,898

Total common stocks (cost $27,734,040)				$28,595,249

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			$780,770	$1,519,571

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)			809,256	1,043,940

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			3,073,000	3,091,638

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			661,000	1,930,451

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			2,365,000	3,314,075

Total convertible bonds and notes (cost $8,437,453)				$10,899,675

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			1,357	$740,573

Belden, Inc. $6.75 cv. pfd.			12,985	1,280,982

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			3,041	3,363,995

EPR Properties Ser. C, $1.438 cv. pfd.(R)			58,913	1,478,716

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			31,913	1,452,204

Nine Point Energy 6.75% cv. pfd.			552	609,126

Total convertible preferred stocks (cost $9,195,533)				$8,925,596

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	35,854	$25,456

Total warrants (cost $—)				$25,456

SHORT-TERM INVESTMENTS (1.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.54%(AFF)		Shares	27,079,418	$27,079,418

U.S. Treasury Bills 1.425%, 4/26/18(SEGSF)			$219,000	218,480

U.S. Treasury Bills 1.438%, 4/19/18(SEGCCS)			70,000	69,853

U.S. Treasury Bills 1.482%, 5/10/18(SEGCCS)			11,000	10,967

U.S. Treasury Bills 1.492%, 5/24/18(SEGCCS)			164,000	163,388

U.S. Treasury Bills 1.498%, 6/14/18(SEGSF)			3,000	2,986

U.S. Treasury Bills 1.542%, 5/17/18			4,000	3,987

Total short-term investments (cost $27,549,188)				$27,549,079

TOTAL INVESTMENTS

Total investments (cost $1,509,994,758)				$1,508,836,647

FORWARD CURRENCY CONTRACTS at 2/28/18 (aggregate face value $11,319,971) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	3/21/18	$3,603,884	$3,538,167	$(65,717)
Barclays Bank PLC
	Canadian Dollar	Sell	4/18/18	487,674	500,609	12,935
Citibank, N.A.
	Canadian Dollar	Sell	4/18/18	968,249	994,076	25,827
Goldman Sachs International
	British Pound	Sell	3/21/18	3,050,322	2,999,123	(51,199)
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/21/18	470,955	463,259	(7,696)
State Street Bank and Trust Co.
	British Pound	Buy	3/21/18	833,058	842,833	(9,775)
	Canadian Dollar	Sell	4/18/18	1,930,726	1,981,904	51,178

Unrealized appreciation						89,940

Unrealized (depreciation)						(134,387)

Total						$(44,447)
* The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$593,257	$7,963,000	$538,912	12/20/22	(500 bp) — Quarterly	$(24,179)

	Total	$593,257					$(24,179)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,522,569,179.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,124,805, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 11/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/18

Short-term investments
	Putnam Short Term Investment Fund*	33,017,574	128,889,056	134,827,212	176,895	27,079,418

	Total Short-term investments	$33,017,574	$128,889,056	$134,827,212	$176,895	$27,079,418
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $221,482.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $238,226.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $126,538 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $124,612 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $221,482 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$4,435,468	$—	$—
Communication services	4,123,947	—	25,156
Consumer cyclicals	3,489,904	—	14,898
Energy	2,556,309	494,891	74,358
Financials	8,367,574	—	—
Technology	4,848,207	—	—
Transportation	—	80,865	—
Utilities and power	—	83,672	—
Total common stocks	27,821,409	659,428	114,412
Convertible bonds and notes	—	10,899,675	—
Convertible preferred stocks	—	8,925,596	—
Corporate bonds and notes	—	1,362,773,915	642
Senior loans	—	70,067,035	—
Warrants	25,456	—	—
Short-term investments	27,079,418	469,661	—

Totals by level	$54,926,283	$1,453,795,310	$115,054

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(44,447)	$—
Credit default contracts	—	(617,436)	—

Totals by level	$—	$(661,883)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$617,436
Foreign exchange contracts	89,940	134,387
Equity contracts	25,456	—

Total	$115,396	$751,823

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$11,100,000
Centrally cleared credit default contracts (notional)		$8,000,000
Warrants (number of warrants)		$36,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018